Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Blue Chip Account | Blue Chip Account Class 3
Prospectus [Line Items]
Annual Return [Percent]	21.00%	39.09%	(31.20%)	24.72%
Bond Market Index Account | Bond Market Index Account, Class 1
Prospectus [Line Items]
Annual Return [Percent]	1.08%	5.51%	(13.16%)	(1.83%)	7.29%	8.47%	(0.19%)	3.27%	2.29%	0.13%
Core Plus Bond Account | Core Plus Bond Account, Class 1
Prospectus [Line Items]
Annual Return [Percent]	0.90%	5.34%	(14.13%)	(0.45%)	9.55%	9.81%	(1.41%)	4.81%	4.09%	(0.48%)
Diversified Balanced Account | Diversified Balanced Account, Class 2
Prospectus [Line Items]
Annual Return [Percent]	9.67%	13.86%	(15.10%)	10.83%	12.63%	18.23%	(3.40%)	11.43%	6.90%	0.16%
Diversified Balanced Adaptive Allocation Account | Diversified Balanced Adaptive Allocation Account, Class 2
Prospectus [Line Items]
Annual Return [Percent]	8.54%	13.08%	(13.79%)	10.08%	8.82%	15.47%	(3.71%)
Diversified Balanced Strategic Allocation Account | Diversified Balanced Strategic Allocation Account, Class 2
Prospectus [Line Items]
Annual Return [Percent]	8.83%	13.09%	(14.63%)	9.94%	12.03%	17.48%	(3.20%)	10.90%	6.42%	0.01%
Diversified Growth Account | Diversified Growth Account, Class 2
Prospectus [Line Items]
Annual Return [Percent]	12.26%	16.60%	(15.70%)	14.79%	13.76%	21.20%	(4.51%)	14.21%	8.14%	0.17%
Diversified Growth Adaptive Allocation Account | Diversified Growth Adaptive Allocation Account, Class 2
Prospectus [Line Items]
Annual Return [Percent]	10.88%	15.33%	(13.82%)	13.89%	8.98%	17.57%	(4.60%)
Diversified Growth Strategic Allocation Account | Diversified Balanced Strategic Allocation Account, Class 2
Prospectus [Line Items]
Annual Return [Percent]	11.22%	15.60%	(15.12%)	13.70%	13.06%	20.18%	(4.07%)	13.34%	7.56%	0.06%
Diversified Income Account | Diversified Income Account, Class 2
Prospectus [Line Items]
Annual Return [Percent]	7.11%	11.20%	(14.54%)	6.96%	11.27%	15.16%	(2.38%)	8.81%	5.56%	0.16%
Diversified International Account | Diversified International Account, Class 1
Prospectus [Line Items]
Annual Return [Percent]	4.71%	17.45%	(20.00%)	9.75%	16.16%	22.69%	(17.54%)	29.06%	0.36%	(0.35%)
Equity Income Account | Equity Income Account, Class 1
Prospectus [Line Items]
Annual Return [Percent]	15.50%	11.22%	(10.50%)	22.47%	6.43%	29.09%	(5.01%)	21.08%	15.72%	(3.93%)
Global Emerging Markets Account | Global Emerging Markets Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	6.51%	12.53%	(22.66%)	0.58%	19.23%	17.60%	(21.02%)	40.84%	9.40%	(13.81%)
Government and High Quality Bond Account | Government and High Quality Bond Account, Class 1
Prospectus [Line Items]
Annual Return [Percent]	0.62%	4.64%	(11.81%)	(1.32%)	2.87%	6.45%	0.91%	1.88%	1.80%	0.79%
LargeCap Growth Account I | LargeCap Growth Account I Class 1
Prospectus [Line Items]
Annual Return [Percent]	25.14%	40.34%	(34.16%)	21.89%	36.20%	34.92%	3.60%	33.71%	1.26%	7.77%
LargeCap S&P 500 Index Account | LargeCap S&P 500 Index Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	24.74%	25.97%	(18.33%)	28.33%	18.08%	31.10%	(4.58%)	21.49%	11.59%	1.14%
LargeCap S&P 500 Managed Volatility Index Account | LargeCap S&P 500 Managed Volatility Index Account, Class 1
Prospectus [Line Items]
Annual Return [Percent]	22.16%	23.67%	(16.95%)	25.55%	16.67%	28.92%	(3.73%)	19.55%	10.33%	0.83%
MidCap Account | MidCap Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	20.27%	26.08%	(22.98%)	25.53%	18.33%	43.10%	(6.55%)	25.51%	10.37%	1.64%
Principal Capital Appreciation Account | Principal Capital Appreciation Account, Class 1
Prospectus [Line Items]
Annual Return [Percent]	25.85%	25.15%	(16.42%)	27.82%	18.72%	32.49%	(3.41%)	20.75%	9.11%	2.18%
Principal Lifetime Strategic Income Account | Principal LifeTime Strategic Income Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	6.71%	10.79%	(13.09%)	4.53%	10.30%	12.46%	(3.00%)	8.76%	4.77%	(0.95%)
Principal Lifetime 2020 Account | Principal LifeTime 2020 Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	7.43%	12.26%	(14.38%)	9.17%	12.89%	18.12%	(5.40%)	15.00%	5.76%	(1.13%)
Principal Lifetime 2030 Account | Principal LifeTime 2030 Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	9.05%	15.09%	(16.84%)	12.79%	14.89%	22.01%	(7.06%)	18.26%	5.87%	(1.05%)
Principal Lifetime 2040 Account | Principal LifeTime 2040 Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	11.55%	18.27%	(18.10%)	15.29%	16.11%	24.74%	(7.85%)	20.68%	5.45%	(0.85%)
Principal Lifetime 2050 Account | Principal LifeTime 2050 Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	13.29%	20.38%	(18.81%)	17.02%	16.68%	26.39%	(8.64%)	22.14%	5.58%	(0.69%)
Principal Lifetime 2060 Account | Principal LifeTime 2060 Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	13.28%	20.28%	(18.78%)	17.96%	16.58%	27.24%	(9.25%)	22.74%	5.52%	(0.75%)
Real Estate Securities Account | Real Estate Securities Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	5.59%	13.33%	(25.41%)	40.44%	(3.42%)	31.26%	(4.21%)	9.19%	5.85%	4.21%
Strategic Asset Management Balanced Portfolio Account | Strategic Asset Management Balanced Portfolio Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	12.62%	16.00%	(16.15%)	13.74%	11.28%	20.01%	(5.04%)	15.21%	6.82%	(0.81%)
Strategic Asset Management Conservative Balanced Portfoilio Account | Strategic Asset Management Conservative Balanced Portfolio Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	8.97%	11.97%	(14.45%)	9.71%	9.60%	15.88%	(3.49%)	11.46%	6.37%	(0.78%)
Strategic Asset Management Conservative Growth Portfolio Account | Strategic Asset Management Conservative Growth Portfolio Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	15.23%	19.37%	(17.79%)	17.75%	12.95%	24.06%	(6.62%)	19.78%	7.00%	(1.09%)
Strategic Asset Management Flexible Income Portfolio Account | Strategic Asset Management Flexible Income Portfolio Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	6.69%	9.37%	(13.11%)	6.89%	7.27%	13.25%	(1.97%)	8.41%	7.04%	(1.31%)
Strategic Asset Management Strategic Growth Portfolio Account | Strategic Asset Management Strategic Growth Portfolio Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	17.02%	21.86%	(18.78%)	19.86%	15.40%	27.44%	(8.60%)	22.22%	6.15%	(1.62%)
Short-Term Income Account | Short-Term Income Account Class 1
Prospectus [Line Items]
Annual Return [Percent]	5.09%	5.60%	(3.45%)	(0.72%)	3.36%	4.70%	1.02%	2.39%	2.14%	0.71%
SmallCap Account | SmallCap Account, Class 1
Prospectus [Line Items]
Annual Return [Percent]	6.99%	15.53%	(20.63%)	20.12%	22.20%	27.40%	(10.89%)	12.87%	17.39%	(0.10%)
U.S. LargeCap S&P 500 Index Buffer January Account | U.S. LargeCap S&P 500 Index Buffer January Account Class 2
Prospectus [Line Items]
Annual Return [Percent]	18.29%	19.42%
U.S. LargeCap S&P 500 Index Buffer April Account | U.S. LargeCap S&P 500 Index Buffer April Account Class 2
Prospectus [Line Items]
Annual Return [Percent]	18.41%
U.S. LargeCap S&P 500 Index Buffer July Account | U.S. LargeCap S&P 500 Index Buffer July Account Class 2
Prospectus [Line Items]
Annual Return [Percent]	17.89%	18.23%
U.S. LargeCap S&P 500 Index Buffer October Account | U.S. LargeCap S&P 500 Index Buffer October Account Class 2
Prospectus [Line Items]
Annual Return [Percent]	19.18%	19.45%